COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Monthly Honorarium	$ 246	$ 283	$ 270
Brazil Minerals [Member]
Cost sharing	$ 1,250